John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio | N/A
Prospectus [Line Items]
Annual Return [Percent]	4.89%	10.10%	(14.17%)	0.31%	8.74%